PBHG FUNDS

PBHG Emerging Growth Fund, PBHG Growth Fund, PBHG Large Cap Growth Concentrated Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Strategic Small Company Fund, PBHG Focused Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund and PBHG Technology & Communications Fund

                        Supplement Dated November 1, 2005

                  This Supplement relates to the PBHG Emerging Growth Fund, PBHG Growth Fund, PBHG Large Cap Growth Concentrated Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Strategic Small Company Fund, PBHG Focused Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund and PBHG Technology & Communications Fund (the "Funds") and updates certain information concerning those Funds contained in the currently effective Prospectuses of PBHG Funds, each dated July 22, 2005, and replaces all previous supplements. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-800-433-0051 or via the Internet at www.pbhgfunds.com.

New Investment Advisory Arrangement
-----------------------------------

                  The Board of Trustees (the "Board") of PBHG Funds (the "Trust") previously approved Old Mutual Capital, Inc. ("OMCAP") as the new investment adviser to the Trust's portfolios ("Funds"), subject to shareholder approval. OMCAP is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH") as is Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"), the current investment adviser to the Funds. The Board had also approved a newly organized investment adviser ("Newly Organized Sub-Adviser") to be the sub-adviser of certain of the Trust's portfolios currently advised by Liberty Ridge Capital. The Board had previously been advised that Liberty Ridge Capital would cease advising these portfolios upon the selection of a replacement sub-adviser. As OMUSH will now not be acquiring the Newly Organized Sub-Adviser, the Board has retained an independent investment consulting firm to assist the Board in its evaluation of options for management of the portfolios that are currently advised by Liberty Ridge Capital. In order to ensure continuity of portfolio management, Liberty Ridge Capital has agreed to continue in its role as investment manager for those portfolios as the Board considers alternatives for sub-advising the portfolios.

Interim Investment Advisory Arrangement
---------------------------------------

                  In order to avoid disruption of the Funds' investment management program, the Board approved an interim advisory agreement with OMCAP ("Interim Agreement"), pursuant to which OMCAP will provide investment management services to the Funds. The Interim Agreement will commence upon the termination of the current advisory agreement with Liberty Ridge Capital (the "Termination Date"). The Interim Agreement will remain in effect for each Fund for a period that will expire on the earlier of: (i) the date on which the shareholders of the Fund approve a new management agreement; and (ii) 150 days after the Termination Date.

Related Name Changes
--------------------

                  Effective on or about November 1, 2005, PBHG Funds will be renamed Old Mutual Advisor Funds II; the "PBHG Class" shares of PBHG Funds will be renamed "Class Z" shares; and each of the Funds will be renamed as follows:

------------------------------------------------------------ ----------------------------------------------------------
                         Old Name                                                    New Name
------------------------------------------------------------ ----------------------------------------------------------
PBHG Growth Fund                                             Old Mutual Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Emerging Growth Fund                                    Old Mutual Emerging Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Large Cap Growth Fund                                   Old Mutual Large Cap Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Select Growth Fund                                      Old Mutual Select Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Large Cap Growth Concentrated Fund                      Old Mutual Large Cap Growth Concentrated Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Strategic Small Company Fund                            Old Mutual Strategic Small Company Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Large Cap Fund                                          Old Mutual Large Cap Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Mid-Cap Fund                                            Old Mutual Mid-Cap Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Small Cap Fund                                          Old Mutual Small Cap Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Focused Fund                                            Old Mutual Focused Fund
------------------------------------------------------------ ----------------------------------------------------------
PBHG Technology & Communications Fund                        Old Mutual Technology & Communications Fund
------------------------------------------------------------ ----------------------------------------------------------


Upcoming Shareholders Meeting
-----------------------------

                  More information regarding the new advisory and sub-advisory arrangements will be contained in proxy materials that are expected to be delivered to shareholders in late 2005 or early 2006.

                  References throughout the Prospectuses and the Statement of Additional Information will be deemed modified accordingly.